POST BALANCE SHEET EVENTS	6 Months Ended
Jun. 30, 2023
POST BALANCE SHEET EVENTS
POST BALANCE SHEET EVENTS

14 POST BALANCE SHEET EVENTS

On 13 July 2023, the Group reached an agreement to dispose of the rights in Lamisil, an amortised brand, for cash consideration of £235m. This will result in a pre-tax loss on disposal of £5m which will be recognised on completion in Q4 2023. The divestment is consistent with the Group’s strategy of proactively managing the portfolio and is expected to complete in the fourth quarter of 2023.